Collaboration Agreements - Schedule of Revenue Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Collaboration Agreements [Abstract]
Amounts included in deferred revenue at the beginning of the period	$ 184	$ 151	$ 505	$ 238
Performance obligations satisfied in prior periods	$ 0	$ 0	$ 0	$ 0	$ 0